Preferred and Common Stock (Details Narrative) - $ / shares			12 Months Ended
	Apr. 28, 2015	Apr. 28, 2015	Aug. 31, 2015	Aug. 31, 2014
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000
Common stock voting rights			vote on a 1 share/1 vote basis
BMNY, Inc [Member]
Percentage of shares acquire during period	100.00%	100.00%
Number of shares issued for exchange of common share		20,000,000
BMFL Member [Member]
Number of shares issued for exchange of common share	1,923,000